Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock Redeemable Convertible Preferred Stock	Common Stock Series B and Series C Redeemable Convertible Preferred Stock	Common Stock Series C Redeemable Convertible Preferred Stock	Common Stock Common stock warrants	Common Stock Adjusted balance	Common Stock	Additional Paid-in Capital Redeemable Convertible Preferred Stock	Additional Paid-in Capital Series B and Series C Redeemable Convertible Preferred Stock	Additional Paid-in Capital Series C Redeemable Convertible Preferred Stock	Additional Paid-in Capital Adjusted balance	Additional Paid-in Capital	Accumulated Deficit Adjusted balance	Accumulated Deficit Cumulative effect	Accumulated Deficit	Accumulated Other Comprehensive Income	Redeemable Convertible Preferred Stock	Series B and Series C Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common stock warrants	Redeemable convertible preferred stock warrants	Adjusted balance	Cumulative effect	Total
Beginning Balance at Dec. 31, 2018						$ 205					$ 10,615			$ (160,662)									$ (149,842)
Beginning Balance (in shares) at Dec. 31, 2018						20,475,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization						$ (202)					119,202												119,000
Retroactive application of recapitalization (in shares)						8,937,724
Net loss														(103,319)									(103,319)
Stock-based compensation											35,972												35,972
Issuance of Series C redeemable convertible preferred stock								$ 37,274									$ 37,274
Issuance of Series C redeemable convertible preferred stock (in shares)		3,944,897
Shares repurchased											(42)												(42)
Shares repurchased (in shares)						(23,488)
Vesting of restricted stock awards issued for acquisitions (in shares)						516,539
Adjustment to purchase price consideration											(290)												(290)
Issuance of common stock warrants											168												168
Proceeds from issuance of redeemable convertible preferred stock warrants											4												4
Issuance of common stock for acquisitions											479												479
Issuance of common stock for acquisitions (in shares)						271,287
Exercise of stock options											110												110
Exercise of stock options (in shares)						74,980
Ending Balance at Dec. 31, 2019					$ 3	$ 3				$ 129,817	203,492	$ (160,662)	$ 507	(263,474)							$ (30,842)	$ 507	(59,979)
Ending Balance (in shares) at Dec. 31, 2019					29,413,607	34,197,822
Beginning Balance at Dec. 31, 2018																$ 119,000
Beginning Balance (in shares) at Dec. 31, 2018																42,104,419
Increase (Decrease) in Temporary Equity [Roll Forward]
Retroactive application of recapitalization																$ 119,000
Retroactive application of recapitalization (in shares)																42,104,419
Net loss														(18,367)									(18,367)
Other comprehensive income															$ 3,856								3,856
Stock-based compensation											672												672
Issuance of Series C redeemable convertible preferred stock									$ 4,714									$ 4,714
Issuance of Series C redeemable convertible preferred stock (in shares)			1,430,166
Conversion of convertible notes to Series C redeemable convertible preferred stock									1,436									1,436
Conversion of convertible notes to Series C redeemable convertible preferred stock (in shares)			423,088
Vesting of restricted stock awards issued for acquisitions (in shares)						1,005,068
Issuance of common stock warrants											44												44
Exercise of stock options											1												1
Exercise of stock options (in shares)						17,900
Ending Balance at Mar. 31, 2020						$ 3					210,359			(281,841)	$ 3,856								(67,623)
Ending Balance (in shares) at Mar. 31, 2020						37,074,044
Beginning Balance at Dec. 31, 2019					$ 3	$ 3				$ 129,817	203,492	$ (160,662)	$ 507	(263,474)							$ (30,842)	$ 507	(59,979)
Beginning Balance (in shares) at Dec. 31, 2019					29,413,607	34,197,822
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(54,032)									(54,032)
Stock-based compensation											10,660												10,660
Stock-based compensation - earnout											636												636
Stock-based compensation - earnout (in shares)						1,976,332
Issuance of Series C redeemable convertible preferred stock								$ 4,836									$ 4,836
Issuance of Series C redeemable convertible preferred stock (in shares)		682,539
Conversion of convertible notes to Series C redeemable convertible preferred stock							$ 11,029		$ 1,436							$ 11,029		$ 1,436
Conversion of convertible notes to Series C redeemable convertible preferred stock (in shares)	702,791		198,750,000	1,705,266															1,705,266	702,791
Shares repurchased							$ (480)									$ (480)
Shares repurchased (in shares)	(75,162)
Vesting of restricted stock awards issued for acquisitions (in shares)						472,141
Issuance of common stock warrants											44												44
Net share settlement of common stock options and restricted stock units						1,189,911
Shareholder contribution											17,584												17,584
Inducement to convert preferred stock											(17,284)												(17,284)
Impacts of recognition of contingent beneficial conversion feature											(5,208)												(5,208)
Recapitalization and PIPE financing						$ 5					239,722												239,727
Recapitalization and PIPE financing (in shares)						35,304,052
Tax impacts of recapitalization											187												187
Issuance of common stock for acquisitions											6,898												6,898
Issuance of common stock for acquisitions (in shares)						785,330
Earnout liability (in shares)						4,023,668
Exercise of stock options											1,029												$ 1,029
Exercise of stock options (in shares)						505,711																	439,754
Cancellation of redeemable convertible preferred stock repurchase liability											480												$ 480
Ending Balance at Dec. 31, 2020						$ 8					424,823			(317,506)									107,325
Ending Balance (in shares) at Dec. 31, 2020						81,669,151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss														(65,101)									(65,101)
Stock-based compensation											4,462												4,462
Stock-based compensation - earnout											12,373												12,373
Issuance of common stock for acquisitions											1,169												1,169
Issuance of common stock for acquisitions (in shares)						90,000
Reclassification of earnout liability upon vesting											25,815												25,815
Vesting of restricted stock units (in shares)						2,078,102
Exercise of stock warrants						$ 1					93,007												93,008
Exercise of stock warrants (in shares)						8,087,623
Exercise of stock options											355												355
Exercise of stock options (in shares)						593,106
Income tax withholdings											(16,997)												(16,997)
Income tax withholdings (in shares)						(1,062,250)
Transaction costs											(402)												(402)
Ending Balance at Mar. 31, 2021						$ 9					$ 544,605			$ (382,607)									$ 162,007
Ending Balance (in shares) at Mar. 31, 2021						91,455,732